Receivables (Details) - Schedule of Trade Receivables	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member] | South America [Member]
Receivables (Details) - Schedule of Trade Receivables [Line Items]
Trade receivables	100.00%	60.00%
Customer B [Member] | Europe [Member]
Receivables (Details) - Schedule of Trade Receivables [Line Items]
Trade receivables		40.00%